Transactions and balances with related parties - balances (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Outstanding balances with related parties
Borrowings	€ 2,573		€ 2,573		€ 3,056
MTN
Disclosure of transactions between related parties [line items]
Expenses	84	€ 159	220	€ 438
Prepayments by related party for employee purchases	€ 221	€ 35	961	€ 524
Revenue			€ 864